Condensed Financial Information of the Company - Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of cash flows
Net cash flow generated from operating activities	$ 1,129,798	¥ 7,767,927	¥ 9,686,328	¥ 879,777
Cash flows from investing activities:
Cash given to purchase of short term investment	(1,093,211)	(7,516,370)	(1,393,000)	(320,000)
Net cash flow (used in) / generated from investing activities	(1,097,885)	(7,548,509)	71,651	(307,301)
Cash flows from financing activities:
Deemed distribution				(18,326)
Proceeds from initial public offering	1,727,866	11,879,944
Initial public offering costs	(51,823)	(356,313)
Proceeds from issuance of Convertible Preferred Shares	847,148	5,824,568	1,446,906	511,911
Repurchase of Class B ordinary shares			(32,677)
Net cash flow generated from financing activities	2,522,632	17,344,357	1,398,860	486,538
Exchange rate effect on cash, cash equivalents and restricted cash	79,545	546,910	(47,681)	20,397
Net increase in cash, cash equivalents and restricted cash	2,634,090	18,110,685	11,109,158	1,079,411
Cash, cash equivalents and restricted cash at beginning of year	1,807,723	12,429,001	1,319,843	240,432
Cash, cash equivalents and restricted cash at end of year	4,441,813	30,539,686	12,429,001	1,319,843
Parent Company | Reportable legal entity
Statement of cash flows
Net cash flow generated from operating activities	16,104	110,724	2,753	(96)
Cash flows from investing activities:
Cash given to purchase of short term investment	(893,952)	(6,146,370)
Cash given to subsidiary, the VIE and subsidiary of the VIE	(981,722)	(6,749,831)	(1,058,908)	(338,016)
Net cash flow (used in) / generated from investing activities	(1,875,674)	(12,896,201)	(1,058,908)	(338,016)
Cash flows from financing activities:
Deemed distribution				(18,326)
Proceeds from initial public offering	1,727,866	11,879,944
Initial public offering costs	(51,823)	(356,313)
Proceeds from issuance of Convertible Preferred Shares	847,148	5,824,568	1,446,906	511,911
Issuance costs	(559)	(3,842)	(15,369)	(7,047)
Repurchase of Class B ordinary shares			(32,677)
Net cash flow generated from financing activities	2,522,632	17,344,357	1,398,860	486,538
Exchange rate effect on cash, cash equivalents and restricted cash	46,429	319,221	(47,820)	21,568
Net increase in cash, cash equivalents and restricted cash	709,491	4,878,101	294,885	169,994
Cash, cash equivalents and restricted cash at beginning of year	96,523	663,645	368,760	198,766
Cash, cash equivalents and restricted cash at end of year	$ 806,014	¥ 5,541,746	¥ 663,645	¥ 368,760